Leases - Schedule of Converted the Right-of-Use Asset into Fixed Assets Based on their Net Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Liabilities [Member]
Schedule of Converted the Right-of-Use Asset into Fixed Assets Based on their Net Value [Line Items]
Operating lease liabilities, Balance at beginning of the period	$ 88,055
Operating lease liabilities, Current year addition		165,929
Operating lease liabilities, Less: Principal payments under operating lease obligations	(88,136)	(82,161)
Operating lease liabilities, Impact of VAT	1,549	4,287
Operating lease liabilities, Foreign exchange difference	(1,468)
Operating lease liabilities, Balance at end of the period		88,055
Finance Lease Liabilities [Member]
Schedule of Converted the Right-of-Use Asset into Fixed Assets Based on their Net Value [Line Items]
Finance lease liabilities, Balance at beginning of the period	12,510	241,335
Finance lease liabilities, Current year addition
Finance lease liabilities, Less: Principal payments under financing lease obligations	(12,425)	(222,482)
Finance lease liabilities, Interest expense on finance lease	124	14,063
Finance lease liabilities, Foreign exchange difference	(209)	(20,406)
Finance lease liabilities, Balance at end of the period		$ 12,510